Principal Accounting Policies - Sales taxes and surcharges (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Sales taxes and related surcharges and other surcharges
Applicable rate of VAT (in percent)	6.00%	6.00%	6.00%	6.00%
Applicable tax rate of cultural development fee for net advertising revenues	3.00%	3.00%
Urban maintenance surcharge rate( in percent)	7.00%	7.00%
Education surcharge rate(in percent)	3.00%	3.00%
Sales taxes and related surcharges and other surcharges	$ 18.6	¥ 127.6	¥ 133.2	¥ 119.8
Minimum
Sales taxes and related surcharges and other surcharges
Construction surcharge rate (in percent)	1.00%	1.00%
Local education surcharge rate (in percent)	1.00%	1.00%
Maximum
Sales taxes and related surcharges and other surcharges
Construction surcharge rate (in percent)	5.00%	5.00%
Local education surcharge rate (in percent)	2.00%	2.00%